UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act File Number 811-23658

Forum Real Estate Income Fund

___________________________________________

(Exact name of registrant as specified in charter)

240 Saint Paul Street, Suite 400
Denver, CO 80206

___________________________________________

(Address of principal executive offices) (Zip code)

Darren Fisk
Forum Capital Advisors, LLC
240 Saint Paul Street, Suite 400
Denver, CO 80206

___________________________________________

(Name and address of agent for service)

Registrant’s telephone number, including area code: (303) 501-8860

Date of fiscal year end: December 31

Date of reporting period: June 30, 2023

Item 1. Reports to Stockholders

(a)   The following is a copy of the report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).

Forum Real Estate Income Fund

Founders Shares

Class I Shares

Semi-Annual Report June 30, 2023 (Unaudited)
Investor Information: 1-303-501-8860

This report and the financial statements contained herein are submitted for the general information of shareholders and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing contained herein is to be considered an offer of sale or solicitation of an offer to buy shares of the Forum Real Estate Income Fund. Such offering is made only by prospectus, which includes details as to offering price and other material information.

FORUM REAL ESTATE INCOME FUND Portfolio Review June 30, 2023 (Unaudited)

The Fund’s performance figures* for the period ended June 30, 2023, compared to its benchmarks:

Fund/Index	One Year	Annualized Since Inception
Forum Real Estate Income Fund – Founders Shares(a)	6.78%	4.10%
Forum Real Estate Income Fund – Class I Shares(b)	N/A	1.39%
Fund Benchmarks
Bloomberg U.S. Aggregate Bond Index(c)	(0.94)%	(4.79)%
Bloomberg U.S. Corporate High Yield(d)	9.06%	(1.46)%
S&P 500 Index(e)	19.59%	4.43%
Bloomberg Barclays CMBS BBB(f)	(8.89)%	(7.61)%

____________

*          The Fund’s past performance does not guarantee future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares. Current performance of the Fund may be lower or higher than the performance quoted. Returns are calculated using the traded net asset value or “NAV” on June 30, 2023. Performance data current to the most recent month end may be obtained by visiting www.forumcapadvisors.com or by calling 1-303-501-8860.

(a)      The Founders Shares of the Fund commenced operations on April 16, 2021. The performance is based on average annual returns.

(b)      The Class I Shares of the Fund commenced operations on February 22, 2023. The performance is based on cumulative returns.

(c)      The Bloomberg U.S. Aggregate Bond Index is a market capitalization-weighted index, meaning the securities in the index are weighted according to the market size of each bond type. Most U.S. traded investment grade bonds are represented. Municipal bonds and Treasury Inflation-Protected Securities are excluded, due to tax treatment issues. The index includes Treasury securities, Government agency bonds, mortgage-backed bonds, corporate bonds, and a small amount of foreign bonds traded in U.S. Dollars. Index returns assume reinvestment of dividends. Investors may not invest in an Index directly. Unlike the Fund’s returns, Index returns do not reflect any fees or expenses.

(d)      The Bloomberg U.S. Corporate High Yield Bond Index measures the USD-denominated, high yield fixed-rate corporate bond market. Securities are classified as high yield if the middle rating of Moody’s, Fitch and S&P is Ba1/BB+/BB+ or below. Bonds from issuers with an emerging markets country of risk, based on Bloomberg EM country definition, are excluded.

FORUM REAL ESTATE INCOME FUND Portfolio Review (Continued) June 30, 2023 (Unaudited)

(e)      The S&P 500 Index measures the performance of 500 widely held stocks in the U.S. equity market. Standard and Poor’s chooses member companies for the index based on market size, liquidity and industry group representation. Included are the stocks of industrial, financial, utility, and transportation companies.

(f)      The Bloomberg Barclays CMBS BBB Index measures BBB-rated market of U.S. Agency and U.S. Non-Agency conduit and fusion CMBS deals with a minimum current deal size of $300mn. The index includes both U.S. Aggregate eligible and Non-U.S. Aggregate eligible securities.

FORUM REAL ESTATE INCOME FUND Portfolio Review (Continued) June 30, 2023 (Unaudited)

Portfolio Composition* as of June 30, 2023

Top 10 Holdings**	% of Net Assets
DBCCRE 2014-ARCP Mortgage Trust – Class F	8.8%
BPR Trust 2022-OANA	7.8%
Med Trust 2021-MDLN	7.5%
Royal Urban Renewal, LLC	7.3%
CSMC 2021-WEHO	7.2%
BX Trust 2021-BXMF	6.7%
BX Commercial Mortgage Trust 2021-SOAR	5.9%
Extended Stay America Trust 2021-ESH	5.7%
Multifamily Connecticut Avenue Securities Trust 2020-01	5.3%
Trent Development – Kerf Apartments Loan	4.8%
67.0%

____________

*         Composition of holdings are subject to change.

**        Excludes money market position.

FORUM REAL ESTATE INCOME FUND Schedule of Investments As of June 30, 2023 (Unaudited)
Units/ Shares		Spread	Coupon Rate (%)	Maturity	Fair Value
	PRIVATE INVESTMENTS – EQUITY — 4.7%
	REAL ESTATE COMMON EQUITY — 1.6%
40	CRIMSON DEVCO, LLC(a),(b),(c)	N/A	N/A	N/A	$1,000,000

	REAL ESTATE PREFERRED EQUITY — 3.1%
911,529	IOTA Multifamily Development(a),(b)	Cash: 6%, PIK: 6.25%	12.250	04/01/25	880,992
1,044,732	Zephyr Preferred Equity(a),(b),(d),(e)	1-Month Term SOFR + 12.00%	17.000	06/14/27	1,044,732
					1,925,724
	TOTAL PRIVATE INVESTMENTS – EQUITY (Cost $2,952,879)				2,925,724

Principal Amount ($)
	PRIVATE INVESTMENTS – MEZZANINE LOANS — 23.5%
194,297	Advantis MCA FV, LLC(a),(b),(e),(f)	1-Month Term SOFR + 11.90%; 1-Month Term SOFR floor 1.53%	17.050	07/22/25	194,297
110,024	Advantis MCA Harbor, LLC(a),(b),(e),(f)	1-Month Term SOFR + 11.90%; 1-Month Term SOFR floor 3.48%	17.050	04/18/25	110,024
2,189,581	FCREIF Nimbus Everett(a),(b),(d),(g)	Cash: 6%, PIK: 6%	12.000	08/31/23	2,189,581
2,374,240	FCREIF Van Ness(a),(b),(d),(h)	Cash: 5%, PIK: 7.5%	12.500	07/23/24	2,315,122
1,520,000	Lexington So Totowa, LLC(a),(b),(e)	Cash: 1-Month Term SOFR + 11.25%	16.410	12/31/23	1,520,000
4,669,915	Royal Urban Renewal, LLC(a),(b),(d)	Cash: 6.5%, PIK: 5.5%	12.000	10/01/24	4,573,715
3,069,364	Trent Development-Kerf Apartments Loan(a),(b),(d)	Cash: 6%, PIK: 6%	12.000	09/23/24	2,977,590
824,577	West University Gainesville Mezz, LLC(a),(b),(e),(f)	SOFR30A + 10.35%; SOFRA30A floor 0.25%	15.500	12/03/24	824,577
	TOTAL PRIVATE INVESTMENTS –MEZZANINE LOANS (Cost $14,942,877)				14,704,906

	COMMERCIAL MORTGAGE-BACKED SECURITIES (“CMBS”) — 86.1%
	AGENCY CMBS — 12.5%
2,183,184	FREMF 2019-KF70 Mortgage Trust(e),(i),(j)	1-Month USD LIBOR + 6.000%	11.193	09/25/29	2,122,363
1,000,000	Multifamily Connecticut Avenue Securities Trust 2019-01 – Class B10(e),(i)	1-Month USD LIBOR + 5.500%	10.650	10/25/49	906,666
1,500,000	Multifamily Connecticut Avenue Securities Trust 2019-01 – Class CE(e),(i)	1-Month USD LIBOR + 8.750%	13.901	10/25/49	1,437,784
3,500,000	Multifamily Connecticut Avenue Securities Trust 2020-01(e),(i)	1-Month USD LIBOR + 7.500%	12.651	03/25/50	3,314,689
					7,781,502

See accompanying notes which are an integral part of these financial statements.

FORUM REAL ESTATE INCOME FUND Schedule of Investments (Continued) As of June 30, 2023 (Unaudited)
Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	NON-AGENCY CMBS — 73.6%
8,540,000	BAMLL Commercial Mortgage Securities Trust 2016-ISQ – Class XB(e),(i)	N/A	0.327	08/14/34	$64,861
16,800,000	BAMLL Commercial Mortgage Securities Trust 2016-ISQ – Class XA(e),(i)	N/A	0.879	08/14/34	369,986
52,613,966	BBCMS Trust 2015-VFM(e),(i)	N/A	0.398	03/12/36	305,690
5,000,000	BPR Trust 2022-OANA(e),(i),(j)	1-Month Term SOFR + 3.695%	8.842	04/15/37	4,879,385
1,020,000	BX Commercial Mortgage Trust 2019-XL(e),(i)	1-Month Term SOFR + 2.764%	7.911	10/15/36	986,898
3,877,330	BX Commercial Mortgage Trust 2021-SOAR(e),(i),(j)	1-Month USD LIBOR + 3.750%	8.943	06/15/38	3,657,629
3,000,000	BX Commercial Mortgage Trust 2021-VINO(e),(i)	1-Month USD LIBOR + 3.952%	9.145	05/15/38	2,846,109
2,000,000	BX Commercial Mortgage Trust 2021-VOLT(e),(i)	1-Month USD LIBOR + 2.400%	7.593	09/15/36	1,870,524
1,500,000	BX Trust 2021-ARIA(e),(i)	1-Month USD LIBOR + 3.142%	8.335	10/15/36	1,387,945
4,500,000	BX Trust 2021-BXMF(e),(i)	1-Month USD LIBOR + 3.350%	8.543	10/15/26	4,205,142
1,440,728	CHC Commercial Mortgage Trust 2019-CHC(e),(i)	1-Month USD LIBOR + 2.050%	7.243	06/15/34	1,384,368
1,500,000	CSMC 2020-TMIC(e),(i),(j)	1-Month USD LIBOR + 7.250%	12.443	12/15/35	1,484,881
4,589,643	CSMC 2021-WEHO(e),(i),(j)	1-Month Term SOFR + 4.084%	9.231	04/15/24	4,481,271
5,800,000	DBCCRE 2014-ARCP Mortgage Trust – Class F(e),(i)	N/A	5.099	01/10/34	5,402,526
100,000	DBCCRE 2014-ARCP Mortgage Trust – Class C(e),(i)	N/A	5.099	01/10/34	96,137
3,758,578	Extended Stay America Trust 2021-ESH(e),(i),(j)	1-Month USD LIBOR + 3.700%	8.893	07/15/38	3,582,996
4,976,118	Med Trust 2021-MDLN(e),(i),(j)	1-Month USD LIBOR + 5.250%	10.443	11/15/38	4,682,617
1,500,000	SMRT 2022-MINI(e),(i)	1-Month Term SOFR + 3.350%	8.497	01/15/39	1,401,954
1,000,000	TPI RE-REMIC Trust 2022-FRR1(i),(k)	N/A	0.0000	07/25/46	980,309
3,407,000	VASA Trust 2021-VASA(e),(i)	1-Month USD LIBOR + 3.900%	9.093	07/15/39	1,844,785
354,000	Worldwide Plaza Trust 2017-WWP(e),(i)	N/A	3.715	11/10/36	105,982
					46,021,995
	TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $56,305,046)				53,803,497

See accompanying notes which are an integral part of these financial statements.

FORUM REAL ESTATE INCOME FUND Schedule of Investments (Continued) As of June 30, 2023 (Unaudited)
Shares		Fair Value
	SHORT-TERM INVESTMENTS — 8.2%
	MONEY MARKET FUNDS — 8.2%
5,100,352	Fidelity Treasury Portfolio – Institutional Class, 4.92%(l)	$5,100,352

	TOTAL SHORT-TERM INVESTMENTS (Cost $5,100,352)	5,100,352
	TOTAL INVESTMENTS — 122.5% (Cost $79,301,154)	76,534,479
	LIABILITIES IN EXCESS OF OTHER ASSETS — (22.5)%	(14,039,928)
	TOTAL NET ASSETS — 100.0%	$62,494,551
Principal Amount ($)		Interest Rate (%)	Maturity	Fair Value
	REVERSE REPURCHASE AGREEMENTS — (22.8)%
(3,270,000)	Lucid Management Reverse Repo BPR Trust	6.600	07/20/23	$(3,270,000)
(1,000,000)	Lucid Management Reverse Repo CMSC 2020	6.620	07/20/23	(1,000,000)
(1,669,000)	Lucid Management Reverse Repo ESA Trust	6.770	07/20/23	(1,669,000)
(2,099,000)	Royal Bank Canada Reverse Repo BX Mtg. Trust	7.010	09/20/23	(2,099,000)
(2,115,000)	Royal Bank Canada Reverse Repo CMSC 2021	7.060	07/27/23	(2,115,000)
(1,426,000)	Royal Bank Canada Reverse Repo FREMF Mtg. Trust	7.180	08/10/23	(1,426,000)
(2,698,000)	Royal Bank Canada Reverse Repo Med Trust	7.080	08/10/23	(2,698,000)
	TOTAL REVERSE REPURCHASE AGREEMENTS (Proceeds$(14,277,000))			$(14,277,000)

LIBOR — London Inter-Bank Offered Rate

LLC — Limited Liability Company

SOFR — Secured Overnight Financing Rate

PIK — Payment In Kind

SOFR30A — United States 30 Day Average SOFR Secured Overnight Financing Rate

REMIC — Real Estate Mortgage Investment Conduit

(a)       Denotes an illiquid and restricted security that either: (a) cannot be offered for public sale without first being registered, or availing of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. The total of these illiquid and restricted securities represents 28.21% of Net Assets. The total value of these securities is $17,630,630 (see Note 5).

(b)       The value of this security has been determined in good faith under policies adopted by the Board of Trustees. Level 3 securities fair valued under procedures established by the Board of Trustees, represents 28.21% of Net Assets. The total value of these securities is $17,630,630.

(c)       Non-income producing security.

(d)       Interest on loans funded from interest reserve.

(e)       Variable or floating rate security, the interest of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The rate shown represents the rate on June 30, 2023.

See accompanying notes which are an integral part of these financial statements.

FORUM REAL ESTATE INCOME FUND Schedule of Investments (Continued) As of June 30, 2023 (Unaudited)

(f)      Cash portion of interest is included in principal of loans.

(g)      The Fund’s ownership of this investment is through a wholly owned subsidiary, FCREIF Nimbus Everett, LLC.

(h)      The Fund’s ownership of this investment is through a wholly owned subsidiary, FCREIF Van Ness SFO, LLC.

(i)      Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities are restricted and may be resold in transactions exempt from registration normally to qualified institutional buyers. The total value of these securities is $53,803,497, which represents 86.09% of total net assets of the Fund.

(j)      All or a portion of this security has been pledged as collateral for securities sold under agreement to repurchase. Total market value of underlying collateral for open reverse repurchase agreements at June 30, 2023 was $24,891,142.

(k)     Zero-coupon bond purchased at a discount.

(l)     Rate disclosed is the seven-day effective yield as of June 30, 2023.

Portfolio Composition as of June 30, 2023

Types of Holdings	% of Net Assets
Commercial Mortgage-Backed Securities	86.1%
Private Investments – Mezzanine Loans	23.5%
Private Investments – Equity	4.7%
Short-term Investments	8.2%
Liabilities in Excess of Other Assets	(22.5)%
100.0%

See accompanying notes which are an integral part of these financial statements.

FORUM REAL ESTATE INCOME FUND Statement of Assets and Liabilities As of June 30, 2023 (Unaudited)
Assets:
Investments in Securities at Market Value (cost $79,301,154)	$76,534,479
Receivable for Fund shares sold	25,574
Dividends and Interest Receivable	471,381
Due from Advisor	14,023
Receivable for Investment Securities Sold	274,942
Prepaid Expenses and Other Assets	119,029
Total Assets	77,439,428

Liabilities:
Payable for Securities Sold Under Agreements to Repurchase (proceeds $14,277,000)	$14,277,000
Payable for investment securities purchased	8,846
Shareholder Servicing Fees Payable – Class I (Note 3)	169
Loan Interest Reserve	340,343
Reverse Repurchase Interest Payable	91,393
Subscriptions Received in Advance	1,000
Accrued Expenses and Other Liabilities	226,126
Total Liabilities	14,944,877
Commitments and Contingencies (Note 10)
Net Assets	$62,494,551

Components of Net Assets:
Paid-in Capital (no par value; unlimited shares authorized)	$67,893,611
Total Accumulated Deficit	(5,399,060)
Net Assets	$62,494,551

Net Asset Value Per Share
Founders Shares:
Net Assets	$59,398,311
Shares of Beneficial Interest Outstanding	6,498,565
Net Asset Value and Redemption Price per Share	$9.14

Class I Shares:
Net Assets	$3,096,240
Shares of Beneficial Interest Outstanding	338,930
Net Asset Value and Redemption Price per Share	$9.14

See accompanying notes which are an integral part of these financial statements.

FORUM REAL ESTATE INCOME FUND Statement of Operations For the Six Months Ended June 30, 2023 (Unaudited)
Investment Income:
Interest Income	$3,887,584 (1)
Dividend Income	58,266
Total Investment Income	3,945,850

Expenses:
Interest Expense	456,193
Investment Advisory Fees	439,653
Legal Fees	230,625
Audit and Tax Fees	68,205
Chief Compliance Officer and Principal Financial Officer Fees	59,508
Other Accrued Expenses	54,725
Trustees’ Fees	52,069
Administration Fees	46,530
Registration Fees	23,056
Transfer Agent Fees	21,958
Shareholder Reporting Fees	7,152
Custody Fees	6,079
Shareholder Servicing Fees – Class I (Note 3)	188
Total Expenses	1,465,941
Expenses Waived by Advisor	(439,653)
Expenses Reimbursed by Adviser	(42,375)
Net Expenses	983,913
Net Investment Income	2,961,937

Realized and Unrealized Gain (Loss) on Investments:
Net Realized Loss from Investments	(265,265)
Net Change in Unrealized Appreciation on Investments	51,556
Net Realized and Unrealized Loss	(213,709)

Net Increase in Net Assets Resulting From Operations	$2,748,228

____________

(1)    Includes paid-in kind interest of $653,784.

See accompanying notes which are an integral part of these financial statements.

FORUM REAL ESTATE INCOME FUND Statements of Changes in Net Assets
	For the Six Months Ended June 30, 2023 (Unaudited)	For the Year Ended December 31, 2022
Increase (Decrease) in Net Assets from:
Operations:
Net Investment Income	$2,961,937	$4,433,423
Net Realized Loss from Investments	(265,265)	(542,132)
Net change in Unrealized Appreciation (Depreciation) on Investments	51,556	(3,660,820)
Net Increase in Net Assets Resulting From Operations	2,748,228	230,471

Distributions to Shareholders:
Distributions:
Founders Shares	(2,838,223)	(4,452,726)
Class I Shares(1)	(35,906)	—
Total Distributions to Shareholders	(2,874,129)	(4,452,726)

Beneficial Interest Transactions:
Proceeds From Shares Issued:
Founders Shares	5,262,612	7,868,186
Class I Shares(1)	3,107,907	—
Distributions Reinvested:
Founders Shares	445,909	554,671
Class I Shares(1)	545	—
Redemptions:
Founders Shares	(2,718,803)	(5,357,196)
Class I Shares(1)	—	—
Net Increase From Beneficial Interest Transactions	6,098,170	3,065,661

Total Increase (Decrease) In Net Assets	5,972,269	(1,156,594)

Net Assets:
Beginning of Period	56,522,282	57,678,876
End of Period	$62,494,551	$56,522,282

Share Activity:
Shares Sold:
Founders Shares	568,941	825,908
Class I Shares(1)	338,870	—
Shares Reinvested:
Founders Shares	48,499	59,129
Class I Shares(1)	60	—
Shares Redeemed:
Founders Shares	(292,757)	(574,883)
Class I Shares(1)	—	—
Net Increase in Shares of Beneficial Interest Outstanding	663,613	310,154

____________

(1)     Reflects operations for the period from February 22, 2023 (commencement of operations) to June 30, 2023.

See accompanying notes which are an integral part of these financial statements.

FORUM REAL ESTATE INCOME FUND Statement of Cash Flows For the Six Months Ended June 30, 2023 (Unaudited)
Increase/(Decrease) in Cash:
Cash Flows Provided by (Used in) Operating Activities:
Net Increase in Net Assets Resulting from Operations	$2,748,228
Adjustments to Reconcile Net Increase (Decrease) in Net Assets Resulting from Operations to Net Cash Provided by (Used in) Operating Activities:
Purchases of Long-Term Portfolio Investments	(20,035,749)
Proceeds from Sales of Long-Term Portfolio Investments	14,523,875
Purchases of Short-Term Investments, Net	(3,452)
Change in Unrealized Appreciation on Investments	(51,556)
Net Realized Loss on Investments	265,265
Net Amortization on Investments	(23,452)
Return of Capital Dividends Received	86,815
Payment In Kind Interest	(653,784)
Loan Origination Proceeds	52,100
Net Paydown Gains	(14,873)
Decrease in Due from Advisor Receivable	262,410
Increase in Dividends and Interest Receivable	(73,847)
Increase in Prepaid Expenses and Other Assets	(63,472)
Increase in Shareholder Servicing Fees Payable	169
Increase in Reverse Repurchase Interest Payable	6,454
Decrease in Loan Interest Reserve	(108,833)
Decrease in Accrued Expenses and Other Liabilities	(17,049)
Net Cash Provided by (Used in) Operating Activities	(3,100,751)

Cash Flows Provided by (Used in) Financing Activities:
Proceeds from Sales of Shares	8,343,945
Payment for Redemption of Shares	(2,718,803)
Dividends Paid to Shareholders, Net of Reinvestments and Change in Distribution Payable	(2,856,591)
Proceeds from Reverse Repurchase Agreements	52,087,000
Sales from Reverse Repurchase Agreements	(51,764,000)
Net Cash Provided by (Used in) Financing Activities	3,091,551

Net Decrease in Cash	(9,200)

Cash at Beginning of Period	9,200
Cash at End of Period	—

Supplemental Non-Cash Information
Interest Paid	$449,739
Interest Reserve Withheld from Funding of Loans	$—
Reinvested Dividends	$446,454

See accompanying notes which are an integral part of these financial statements.

FORUM REAL ESTATE INCOME FUND Financial Highlights Founders Shares

Per share operating performance.

For a capital share outstanding throughout each period.

	For the Six Months Ended June 30, 2023 (Unaudited)		For the Year Ended December 31, 2022	For the Period Ended December 31, 2021(1)
Net Asset Value, Beginning of Period	$9.16		$9.84	$10.00

From Operations:
Net Investment Income(2)	0.46		0.72	0.27
Net Realized and Unrealized Gain (Loss) on Investments	(0.03)		(0.68)	0.10
Total From Operations	0.43		0.04	0.37

Less Distributions:
Net Investment Income	(0.45)		(0.72)	(0.40)
Net Realized Gains	—		—	(0.13)
Total Distributions	(0.45)		(0.72)	(0.53)

Net Asset Value, End of Period	$9.14		$9.16	$9.84

Total Return(3),(4)	4.71%		0.46%	3.70%

Ratios and Supplemental Data:
Net assets, end of period (in 000’s)	$59,398		$56,522	$57,679

Including interest expense:
Ratio of gross expenses to average net assets	5.00	%(5)	4.98%	4.18	%(5)
Ratio of net expenses to average net assets	3.36	%(5)	2.93%	2.55	%(5)
Ratio of net investment income to average net assets	10.10	%(5)	7.55%	3.94	%(5)
Excluding interest expense:
Ratio of gross expenses to average net assets	3.44	%(5)	4.19%	3.88	%(5)
Ratio of net expenses to average net assets(6)	1.80	%(5)	2.14%	2.25	%(5)
Ratio of net investment income to average net assets	11.66	%(5)	8.34%	4.24	%(5)
Portfolio turnover rate(3)	21%		30%	49%

____________

(1)    The Fund commenced operations April 16, 2021.

(2)    Based on average shares outstanding for the period.

(3)    Not annualized for periods of less than one year.

(4)    Total returns are historical in nature and assume changes in share price, reinvestment of dividends and capital gains distributions, if any, and excludes the effect of sales charges. Had the Adviser not waived expenses, total returns would have been lower.

(5)    Annualized.

(6)    Effective September 29, 2022, the share expense cap was changed from 2.25% to 1.80% of average net assets.

See accompanying notes which are an integral part of these financial statements.

FORUM REAL ESTATE INCOME FUND Financial Highlights Class I Shares

Per share operating performance.

For a capital share outstanding throughout the period.

	For the Period Ended June 30, 2023 (Unaudited)(1)
Net asset value, beginning of period	$9.38

Income from Investment Operations:
Net investment income(2)	0.31
Net realized and unrealized gain	(0.17)
Total from investment operations	0.14

Less Distributions:
From net investment income	(0.38)
Total distributions	(0.38)

Net asset value, end of period	$9.14

Total Return(3),(4)	1.39%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$3,096

Including interest expense:
Ratio of gross expenses to average net assets	5.10	%(5)
Ratio of net expenses to average net assets	3.46	%(5)
Ratio of net investment income to average net assets	10.07	%(5)
Excluding interest expense:
Ratio of gross expenses to average net assets	3.54	%(5)
Ratio of net expenses to average net assets	1.90	%(5)
Ratio of net investment income to average net assets	11.63	%(5)
Portfolio turnover rate(3)	21%

____________

(1)    Reflects operations for the period from February 22, 2023 (commencement of operations) to June 30, 2023.

(2)    Based on average shares outstanding for the period.

(3)    Not annualized for periods of less than one year.

(4)    Total returns are historical in nature and assume changes in share price, reinvestment of dividends and capital gains distributions, if any, and excludes the effect of sales charges. Had the Adviser not waived expenses, total returns would have been lower.

(5)    Annualized.

See accompanying notes which are an integral part of these financial statements.

FORUM REAL ESTATE INCOME FUND Notes to the Financial Statements June 30, 2023 (Unaudited)

1. ORGANIZATION

Forum Real Estate Income Fund (the “Fund”) was organized as a Delaware statutory trust on April 5, 2021, and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a non-diversified closed-end management investment company. The Fund operates as an interval fund pursuant to Rule 23c-3 under the 1940 Act. The primary investment objectives of the Fund are to maximize current income and preserve investor capital, with a secondary focus on long-term capital appreciation. The Fund offers three classes of shares: Founders Shares, which commenced operations on April 16, 2021; Class I Shares, which commenced operations on February 22, 2023; and Class W, which is not currently available for purchase. Forum Capital Advisors LLC, an investment adviser registered under the Investment Advisers Act of 1940 (the “Advisers Act”), as amended, serves as the Fund’s investment adviser (the “Adviser”). Janus Henderson Investors US LLC (“Janus”), an investment adviser registered under the Advisers Act, serves as the Sub-Adviser to the Fund.

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification (“ASC”) Topic 946 “Financial Services — Investment Companies”.

Securities Valuation — Common and preferred equity securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the primary exchange on the business day the value is being determined. Fixed-income securities, having a remaining maturity of greater than 60 days, are typically valued at the evaluated prices formulated by an independent pricing service. Each security type has a primary and secondary pricing source. If neither the primary nor any secondary pricing source can provide a price or logic to determine a price, the Valuation Designee will provide a fair value price for the security.

Fair Valuation Process — The Board has designated the Adviser as the “valuation designee” pursuant to the provisions of Rule 2a-5 under the 1940 Act (the “Valuation Designee”). The Valuation Designee conducts the valuation of the Fund’s investments at all times consistent with GAAP and the 1940 Act and pursuant to policies and procedures adopted by the Adviser and approved by the Board. The Valuation Designee has established a Valuation Committee, which assists in carrying out the valuation of Fund holdings and performs fair value determinations pursuant to the standards and procedures set forth in such policies and procedures. The Valuation Designee may consult with representatives from the Fund’s outside legal counsel or other third-party consultants in their discussions and deliberations.

Fund investments are valued in accordance with ASC Topic 820, Fair Value Measurements and Disclosure (“ASC Topic 820”), issued by the FASB, which defines fair value as the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the applicable measurement date.

FORUM REAL ESTATE INCOME FUND Notes to the Financial Statements (Continued) June 30, 2023 (Unaudited)
2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES – (Continued)

The Board has designated the Adviser as the “valuation designee” pursuant to the provisions of Rule 2a-5 under the Investment Company Act (the “Valuation Designee”). The Valuation Designee conducts the valuation of the Fund’s investments at all times consistent with U.S. generally accepted accounting principles (“GAAP”) and the Investment Company Act and pursuant to policies and procedures adopted by the Adviser and approved by the Board. The Valuation Designee has established a Valuation Committee, which assists in carrying out the valuation of Fund holdings and performs fair value determinations pursuant to the standards and procedures set forth in such policies and procedures. Fund investments are valued in accordance with Accounting Standards Codification Topic 820, Fair Value Measurements and Disclosure (“ASC Topic 820”), issued by the Financial Accounting Standards Board, which defines fair value as the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the applicable measurement date. ASC Topic 820 establishes a three-tier fair value hierarchy, which prioritizes the use of observable inputs in measuring fair value. These tiers include: Level 1, defined as observable inputs such as quoted prices in active markets; Level 2, which includes inputs such as quoted prices for similar securities in active markets and quoted prices for identical securities where there is little or no activity in the market; and Level 3, defined as unobservable inputs for which little or no market data exists, therefore requiring an entity to develop its own assumptions. Due to the inherent uncertainties of valuation, certain estimated fair values may differ significantly from the values that would have been realized had a ready market for these investments existed, and these differences could be material.

Investments that are listed or traded on an exchange and are freely transferrable, such as interests in public REITS or certain short-term investments, are Level 1 securities and valued at the closing price on the principal exchange on which the investment is listed or traded. Other investments for which market quotations are readily available will be valued using end-of-day pricing quotes obtained from an independent third-party fixed income pricing service on a daily basis.

Certain investments, such as CMBS, that are publicly traded but for which no readily available market quotations exist, are generally valued on the basis of information furnished by an independent pricing service that uses a valuation matrix which incorporates both dealer-supplied valuations and electronic data processing techniques. To assess the continuing appropriateness of pricing sources and methodologies, the Adviser regularly performs price verification procedures and issues challenges as necessary to independent pricing services, and any differences are reviewed in accordance with the valuation procedures. The Valuation Designee will utilize a number of factors to determine if the quotations are representative of fair value, including through comparison of prices to multiple sources and monitoring of significant valuation events. The Sub-Adviser may also provide relevant information to the Adviser in its capacity as Valuation Designee.

Securities that are not publicly traded or whose market prices are not readily available, as will be the case for a substantial portion of CRE Debt Investments and direct real estate investments, will initially be valued at acquisition cost until a fair value is determined by the Adviser in good faith pursuant to the policies adopted by the Adviser and approved by the Board, based on, among other things, the input of the Adviser and independent valuation firm(s) engaged to review the Fund’s investments. The Adviser and independent valuation firm(s) will use a variety of approaches to establish the fair value of these investments in good faith. The approaches used will generally include widely recognized and utilized valuation approaches and methodologies, including an analysis of discounted cash flows, comparable credit spreads, publicly traded comparable companies and comparable transactions and will also consider recent transaction prices and other factors in the valuation. An independent, third-party valuation firm will generally review all of the Fund’s Level 3 investments on a semi-annual

FORUM REAL ESTATE INCOME FUND Notes to the Financial Statements (Continued) June 30, 2023 (Unaudited)
2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES – (Continued)

basis. In the interim between third-party evaluations, the Adviser monitors these investments on a daily basis and the Valuation Committee reviews each Level 3 investment on a monthly basis as set forth in the procedures adopted by Adviser and approved by the Board.

The Valuation Designee provides the Board with reports on a quarterly basis, or more frequently if necessary, identifying valuation activity with respect to Level 1, Level 2, and Level 3 holdings in the Fund’s portfolio. Fair value determinations are based upon all available inputs that the Valuation Designee deems relevant, which may include indicative dealer quotes, values of like securities, recent portfolio company financial statements and forecasts for the investment, and valuations prepared by independent valuation firms.

U.S. GAAP establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurement. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 — Unadjusted quoted prices in active markets for identical and/or similar assets and liabilities that the Fund has the ability to access at the measurement date.

Level 2 — Other significant observable inputs other than quoted prices included in Level 1 for the asset or liability, either directly or indirectly. These inputs may include quoted prices for similar investments or identical investments in an active market, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 — Significant unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. The following tables summarize the inputs used as of June 30, 2023, for the Fund’s assets and liabilities measured at fair value:

Assets	Level 1	Level 2	Level 3	Total
Private Investments – Equity	$—	$—	$2,925,724	$2,925,724
Commercial Mortgage Backed Securities	—	53,803,497	—	53,803,497
Private Investments – Mezzanine Loans	—	—	14,704,906	14,704,906
Short-Term Investments	5,100,352	—	—	5,100,352
	$5,100,352	$53,803,497	$17,630,630	$76,534,479

FORUM REAL ESTATE INCOME FUND Notes to the Financial Statements (Continued) June 30, 2023 (Unaudited)
2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES – (Continued)
Liabilities	Level 1	Level 2	Level 3	Total
Reverse Repurchase Agreements	$—	$14,277,000	$—	$14,277,000
	$—	$14,277,000	$—	$14,277,000

There were no transfers between levels during the current period presented. It is the Fund’s policy to record transfers into or out of levels at the end of the reporting period.

The following table summarizes the valuation techniques and significant unobservable inputs used for the Fund’s investments that are categorized in Level 3 of the fair value hierarchy as of June 30, 2023:

Level 3 Investments	Fair Value as of June 30, 2023	Valuation Technique	Unobservable Inputs	Range of Inputs/Weighted Average	Impact to Valuation from an Increase in Input
Private Investments – Equity	$2,044,732	Recent Transaction Price	N/A	N/A	N/A
Private Investments – Equity	880,992	Market Yield Analysis	Selected Market Spreads	12.25%/12.25%	Decrease
Private Investments – Mezzanine Loans	14,704,906	Market Yield Analysis	Selected Market Spreads	10.35% to 12.50%/11.91%	Decrease
Total Level 3 Investments	$17,630,630

The following is a reconciliation of assets in which Level 3 inputs were used in determining value:

	Beginning balance January 1, 2023	Transfers into Level 3 during the period	Transfers out of Level 3 during the period	Purchases	Sales	Net realized gain (loss)	Accretion of Discount (Amortization of Premium)	Return of Capital	Change in net unrealized appreciation (depreciation)	Ending balance June 30, 2023
Private Investments – Equity	$2,859,814	$—	$—	$1,099,198	$(874,942)	$—	$791	$(86,815)	$(72,322)	$2,925,724
Private Investments – Mezzanine Loans	21,446,217	—	—	1,346,276	(8,000,000)	—	1,691	—	(89,278)	14,704,906
	$24,306,031	$—	$—	$2,445,474	$(8,874,942)	$—	$2,482	$(86,815)	$(161,600)	$17,630,630

The total change in unrealized depreciation included in the Statement of Operations attributable to Level 3 investments still held on June 30, 2023 is $161,601.

Payable for securities sold under agreements to repurchase — The Fund may use leverage to provide additional funds to support its investment activities. The Fund primarily intends to enter into financing transactions using reverse repurchase agreements. A reverse repurchase agreement involves the purchase of a security by the Fund and a simultaneous agreement by the seller (generally a bank or dealer) to repurchase the security from the Fund at a specified date or upon demand. This technique offers a method of earning income on idle cash. These securities involve the risk that the seller will fail to repurchase the security, as agreed. In that case, the Fund will bear the risk of market value fluctuations until the security can be sold and may encounter delays and incur costs in liquidating the security.

If a reverse repurchase agreement counterparty defaults, the Fund may suffer time delays and incur costs or possible losses in connection with the disposition of the securities underlying the reverse repurchase agreement. In the event of a default, instead of the contractual fixed rate of return, the rate of return to the Fund will depend on intervening fluctuations of the market values of the underlying securities and the accrued interest thereon. In such an event, the Fund would have rights against the counterparty for breach of contract with respect to any losses resulting from those market fluctuations.

FORUM REAL ESTATE INCOME FUND Notes to the Financial Statements (Continued) June 30, 2023 (Unaudited)
2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES – (Continued)

Reverse Repurchase agreements outstanding as of June 30, 2023 were as follows:

	Reverse Repurchase Agreements
	Remaining Contractual Maturity of the Agreements
Counterparty	Overnight and Continuous	Up to 30 days	30–90 days	Greater than 90 days	Total	Rate
Lucid Management
Asset backed securities	$—	$1,000,000	$—	$—	$1,000,000	6.62%
Asset backed securities	—	3,270,000	—	—	3,270,000	6.60%
Asset backed securities	—	1,669,000	—	—	1,669,000	6.77%
Royal Bank of Canada
Asset backed securities	—	2,115,000	—	—	2,115,000	7.06%
Asset backed securities	—	—	1,426,000	—	1,426,000	7.18%
Asset backed securities	—	—	2,099,000	—	2,099,000	7.01%
Asset backed securities	—	—	2,698,000	—	2,698,000	7.08%
Total repurchase agreements	$—	$8,054,000	$6,223,000	$—	$14,277,000

Cash and Cash Equivalents — Includes cash maintained in deposit with a high-quality financial institution.

Security Transactions and Investment Income — Investment security transactions are accounted for on a trade date basis. Cost is determined and gains and losses are based upon the specific identification method for both financial statement and federal income tax purposes. Interest income is recorded on the accrual basis. Purchase discounts and premiums on securities are accreted and amortized over the life of the respective securities using the effective interest method.

Loan origination income is charged to the borrowers during loan originations. This income is received at the time of closing and then deferred to be recognized as non-interest income over the term of the loan. For the period ended June 30, 2023, the Fund earned loan origination income of $0 and has $52,100 of unearned loan origination income.

Federal Income Taxes — The Fund has elected to be taxed as a REIT. The Fund’s qualification and taxation as a REIT depend upon the Fund’s ability to meet on a continuing basis, through actual operating results, certain qualification tests set forth in the U.S. federal tax laws. Those qualification tests involve the percentage of income that the Fund earns from specified sources, the percentage of the Fund’s assets that falls within specified categories, the diversity of the ownership of the Fund’s shares, and the percentage of the Fund’s taxable income that the Fund distributes. No assurance can be given that the Fund will in fact satisfy such requirements for any taxable year. If the Fund qualifies as a REIT, the Fund generally will be allowed to deduct dividends paid to shareholders and, as a result, the Fund generally will not be subject to U.S. federal income tax on that portion of the Fund’s ordinary income and net capital gain that the Fund annually distributes to shareholders, as long as the Fund meets the minimum distribution requirements under the Code. The Fund intends to make distributions to shareholders on a regular basis as necessary to avoid material U.S. federal income tax and to comply with the REIT distribution requirements.

Management has analyzed the Fund’s tax positions taken on income tax returns for all open tax years and has concluded that as of December 31, 2022, no provision for income tax is required in the Fund’s financial statements. The Fund’s federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

FORUM REAL ESTATE INCOME FUND Notes to the Financial Statements (Continued) June 30, 2023 (Unaudited)
2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES – (Continued)

Reclassification — GAAP requires that certain components of net assets be reclassified to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share.

Distribution to Shareholders — Distributions from net investment income of the Fund, if any, are declared and paid on a monthly basis. Distributions of net realized gains, if any, are declared annually. Distributions to shareholders of the Fund are recorded on the ex-dividend date and are determined in accordance with income tax regulations, which may differ from GAAP. For tax purposes, a distribution that for purposes of GAAP is composed of return of capital and net investment income may be subsequently re-characterized to also include capital gains. Shareholders will be informed of the tax characteristics of the distributions after the close of the 2023 fiscal year.

Indemnification — The Fund indemnifies its officers and Trustees for certain liabilities that may arise from the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, management of the Fund expects the risk of loss due to these warranties and indemnities to be remote.

3. INVESTMENT ADVISORY AGREEMENT AND TRANSACTIONS WITH RELATED PARTIES

The business activities of the Fund are overseen by the Board, which is responsible for the overall management of the Fund.

During the reporting period, as compensation for its services, the Fund paid to the Adviser a monthly advisory fee at an annual rate of 1.50% of its average daily Net Assets. Janus acts as the Fund’s Sub-Adviser and assists the Adviser in identifying and evaluating potential investments for the Fund. Janus is paid by the Adviser, and not by the Fund. For the period ended June 30, 2023, the Adviser earned advisory fees of $439,653.

The Adviser and the Fund have entered into an Expense Limitation Agreement (the “Agreement”) pursuant to which the Adviser has contractually agreed to waive its management fee and/or pay or reimburse the ordinary annual operating expenses of the Fund to the extent necessary to limit the Fund’s operating expenses to 2.05% of the Class W Shares average daily net assets, 1.90% of the Class I Shares average daily net assets, and 1.80% of the Founders Shares average daily net assets. Ordinary operating expenses include organization and offering costs, but exclude brokerage commissions and other similar transactional expenses, interest (including interest incurred on borrowed funds and interest incurred in connection with bank and custody overdrafts), other borrowing costs and fees (including commitment fees), taxes, litigation and indemnification expenses, judgments, and extraordinary expenses.

The Adviser is entitled to seek reimbursement from the Fund of fees waived or expenses paid or reimbursed to the Fund under the Expense Limitation Agreement for a period ending three years after the date of the waiver, payment or reimbursement, subject to the limitation that a reimbursement will not cause a Class’s operating expenses (after giving effect to the reimbursement) to exceed the lesser of (a) the expense limitation amount in effect at the time such fees were waived or expenses paid or reimbursed, or (b) the expense limitation amount. During the period ended June 30, 2023, the Adviser waived expenses of $439,653 and reimbursed expenses of $42,375 and did not recoup any expenses.

FORUM REAL ESTATE INCOME FUND Notes to the Financial Statements (Continued) June 30, 2023 (Unaudited)
3. INVESTMENT ADVISORY AGREEMENT AND TRANSACTIONS WITH RELATED PARTIES – (Continued)

As of June 30, 2023, the Adviser may seek recoupment for previously waived or reimbursed fees and expenses, subject to the limitations noted above, no later than the dates and in no greater amounts than as outlined below:

Date of Expiration	Amount
December 31, 2026	$482,028
December 31, 2025	$1,202,561
December 31, 2024	$618,712

The Fund had established a Shareholder Servicing Plan with respect to Class I Shares that allows the Fund to pay shareholder servicing fees to certain intermediaries with respect to Shareholders holding Class I Shares. Under the Shareholder Servicing Plan, the Fund may pay to qualified recipients up to 0.10% on an annualized basis of the aggregate net assets of the Fund attributable to Class I Shares (the “Shareholder Servicing Fee”). Because these fees are paid out of the Class I Shares’ assets on an ongoing basis, over time these fees will increase the cost of an investment in Class I Shares. Class W Shares and Founders Shares are not subject to the Shareholder Servicing Fee. During the period ended June 30, 2023, Class I Shareholders incurred $188 of Shareholder Servicing Fees subject to the Fund’s Shareholder Servicing Plan.

In addition, certain affiliates provide services to the Fund as follows:

Foreside Financial Services, LLC (”Distributor”) — Foreside acts as Distributor to the Fund on a best-efforts basis, subject to various conditions, pursuant to a Distribution Agreement (the “Distribution Agreement”) between the Fund and the Distributor. The Distributor may enter into agreements with selected broker-dealers, banks, or other financial intermediaries for distribution of shares of the Fund. For these services, the Distributor receives an annual fee from the Adviser. The Adviser and/or its affiliates may make payments to selected affiliated or unaffiliated third parties (including the parties who have entered into sub-distribution agreements with the Distributor) from time to time in connection with the sale of Shares and/or the services provided to common shareholders. These payments will be made by the Adviser and/or its affiliates and will not represent an additional charge to the Fund.

A Trustee and certain officers of the Fund are affiliated with the Adviser.

In consideration of the services rendered by those Trustees who are not “interested persons” (as defined in Section 2(a)(19) of the 1940 Act) of the Trust (“Independent Trustees”), the Fund pays each Independent Trustee an annual retainer in the amount of $35,000 payable quarterly. Trustees that are interested persons will not be compensated by the Fund. The Trustees do not receive any pension or retirement benefits.

Employees of PINE Advisor Solutions, LLC (“PINE”) serve as officers of the Fund. PINE receives a monthly fee for the services provided to the Fund. The Fund also reimburses PINE for certain out-of-pocket expenses incurred on the Fund’s behalf.

4. INVESTMENT TRANSACTIONS

The cost of purchases including payment in kind interest and proceeds from sales and paydowns of investment securities, other than U.S. Government securities and short-term investments, for the period ended June 30, 2023, amounted to $20,594,179 and $14,444,170, respectively.

FORUM REAL ESTATE INCOME FUND Notes to the Financial Statements (Continued) June 30, 2023 (Unaudited)

5. RESTRICTED SECURITIES

Restricted securities include securities that have not been registered under the Securities Act of 1933, as amended, and securities that are subject to restrictions on resale. The Fund may invest in restricted securities that are consistent with the Fund’s investment objective and investment strategies. Investments in restricted securities are valued at net asset value as a practical expedient for fair value, or fair value as determined in good faith in accordance with procedures adopted by the Board. It is possible that the estimated value may differ significantly from the amount that might ultimately be realized in the near term, and the difference could be material.

As of June 30, 2023, the Fund invested in the following restricted securities:

	Original Acquisition Date	Principal/ Units	Cost	Value	Unfunded Commitments	% of Net Assets
Advantis MCA FV, LLC	7/22/2022	194,297	$194,298	$194,297	$1,035,885	0.31%
Advantis MCA Harbor, LLC	10/18/2022	110,024	100,902	110,024	1,033,238	0.18%
CRIMSON Devco, LLC	12/17/2021	40	1,000,000	1,000,000	—	1.60%
FCREIF Nimbus Everett	8/31/2021	2,189,581	2,189,581	2,189,581	—	3.50%
FCREIF Van Ness	10/13/2021	2,374,240	2,374,240	2,315,122	44,451	3.70%
IOTA Multifamily Development	3/31/2022	911,529	908,147	880,992	60,612	1.41%
Lexington So Totowa, LLC	5/20/2022	1,520,000	1,520,000	1,520,000	—	2.43%
Royal Urban Renewal, LLC	9/29/2021	4,669,915	4,669,915	4,573,715	172,843	7.32%
Trent Development – Kerf Apartments Loan	9/23/2021	3,069,364	3,069,364	2,977,590	56,490	4.77%
West University Gainesville Mezz, LLC	5/18/2022	824,577	824,577	824,577	396,322	1.32%
Zephyr Preferred Equity	6/15/2023	1,044,732	1,044,732	1,044,732	4,165,268	1.67%
		16,908,299	$17,895,756	$17,630,630	$6,965,109	28.21%

6. AGGREGATE UNREALIZED APPRECIATION AND DEPRECIATION

The Statement of Assets and Liabilities represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $79,301,154 and differs from fair value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized Appreciation	$224,089
Unrealized Depreciation	(2,990,764)
Net Unrealized Depreciation	$(2,766,675)

7. RISKS AND UNCERTAINTIES

General Risks of Investing in the Fund

Investment and Market Risk

The market price of securities owned by the Fund may go up or down, sometimes rapidly or unpredictably. Securities may decline in value due to factors affecting securities markets generally or particular industries represented in the securities markets. The value of a security may decline due to general market conditions that are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates, adverse changes to credit markets or adverse investor sentiment generally. The value of a security may also decline due to factors that affect a particular industry or

FORUM REAL ESTATE INCOME FUND Notes to the Financial Statements (Continued) June 30, 2023 (Unaudited)
7. RISKS AND UNCERTAINTIES – (Continued)

industries, such as labor shortages or increased production costs and competitive conditions within an industry. During a general downturn in the securities markets, multiple asset classes may decline in value simultaneously. Equity securities generally have greater price volatility than fixed income securities. Credit ratings downgrades may also negatively affect securities held by the Fund. Even when markets perform well, there is no assurance that the investments held by the Fund will increase in value along with the broader market.

The success of the Fund’s investment activities will be affected by these general economic and market conditions. Additionally, environmental and public health risks, such as natural disasters or pandemics/epidemics, or widespread fear that such events may occur, may impact markets adversely and cause market volatility in both the short- and long-term. The U.S. stock and credit markets have experienced price volatility, dislocations, and liquidity disruptions in the past. Any future disruptions in the capital and credit markets will adversely affect the Fund’s ability to identify suitable investments, obtain financing and exit investments at the desired times and on terms favorable to the Fund, which in turn may adversely affect the Fund’s financial condition, results of operations, cash flow and ability to make distributions to shareholders.

Market risk also includes the risk that geopolitical events will disrupt the economy on a national or global level. Russia’s military invasion of Ukraine in February 2022, the resulting responses by the United States and other countries, and the potential for wider conflict could increase volatility and uncertainty in the financial markets and adversely affect regional and global economies. The United States and other countries have imposed broad-ranging economic sanctions on Russia and certain Russian individuals, banking entities and corporations as a response to its invasion of Ukraine. The extent and duration of Russia’s military actions and the repercussions of such actions (including any retaliatory actions or countermeasures that may be taken by those subject to sanctions) are impossible to predict, but could result in significant market disruptions, including in the oil and natural gas markets, and may negatively affect global supply chains, inflation and global growth. These and any related events could significantly impact the Fund’s performance and the value of an investment in the Fund, even though the Fund will not have any direct exposure to Russian issuers or issuers in other countries affected by the invasion.

The Fund does not know how long the U.S. economy, financial markets and real estate markets and operations may be affected by these events and cannot predict the effects of these events or similar events in the future on the U.S. economy, financial markets and real estate markets and operations. Those events also could have an acute effect on individual issuers or tenants or related groups of issuers or tenants. These risks also could adversely affect individual properties and investments, interest rates, secondary trading, risk of tenant defaults, decreased occupancy at our properties, credit risk, inflation, deflation and other factors that could adversely affect the Fund’s investments, net investment income and the net asset value of the Shares.

Risks of Investing in Real Estate-Related Investments

General Risks Relating to Real Estate-Related Debt and Preferred Equity Investments

The Fund expects to invest in a variety of real estate-related debt and preferred equity investments and will be subject to a variety of risks in connection with such investments. Any deterioration of real estate fundamentals generally, and in the United States in particular, could negatively impact the Fund’s performance by making it more difficult for entities in which the Fund invests to satisfy their debt payment obligations, increasing the default risk applicable to such borrowers and/or making

FORUM REAL ESTATE INCOME FUND Notes to the Financial Statements (Continued) June 30, 2023 (Unaudited)
7. RISKS AND UNCERTAINTIES – (Continued)

it relatively more difficult for the Fund to generate attractive risk-adjusted returns. It is impossible to predict the degree to which economic conditions generally, and the conditions for real estate investing in particular, will improve or will deteriorate. Declines in the performance of the U.S. and global economies, the commercial real estate markets or in the commercial real estate debt markets could have a material adverse effect on the Fund’s investment strategy and performance.

Risks Relating to CRE Debt Instruments

CRE debt instruments (e.g., mortgages, mezzanine loans and preferred equity) that are secured by commercial real estate, are subject to risks of delinquency and foreclosure and risks of loss that are greater than similar risks associated with loans made on the security of single-family residential properties. The ability of a borrower to repay a loan secured by an income-producing property typically is dependent primarily upon the successful operation of the property rather than upon the existence of independent income or assets of the borrower. If the net operating income of the property is reduced, the borrower’s ability to repay the loan may be impaired. Net operating income of an income-producing property can be affected by, among other things:

•        tenant mix and tenant bankruptcies;

•        success of tenant businesses;

•        property management decisions, including with respect to capital improvements, particularly in older building structures;

•        property location and condition;

•        competition from other properties offering the same or similar services;

•        changes in laws that increase operating expenses or limit rents that may be charged;

•      any need to address environmental contamination at the property;

•      changes in national, regional, or local economic conditions, real estate values and/or rental occupancy rates;

•      changes in interest rates and in the state of the debt and equity capital markets, including diminished availability or lack of debt financing for commercial real estate;

•      changes in real estate tax rates and other operating expenses;

•      changes in governmental rules, regulations and fiscal policies, including environmental regulation;

•      seasonal and weather-related fluctuations in demand affecting the performance of certain properties, including real estate used in the hospitality industry;

•      decline in demand for real estate from increased use of e-commerce or other technological advances;

•      acts of God, terrorism, social unrest and civil disturbances, which may decrease the availability of or increase the cost of insurance or result in uninsured losses; and

•      adverse changes in zoning laws.

FORUM REAL ESTATE INCOME FUND Notes to the Financial Statements (Continued) June 30, 2023 (Unaudited)
7. RISKS AND UNCERTAINTIES – (Continued)

In addition, the Fund may be exposed to the risk of judicial proceedings with borrowers and entities in which it invests, including bankruptcy or other litigation, as a strategy to avoid foreclosure or enforcement of other rights by the Fund as a lender or an investor. In the event that any of the properties or entities underlying or collateralizing the Fund’s CRE Debt Investments experiences any of the foregoing events or occurrences, the value of, and return on, such investments could be materially and adversely affected.

Risks Related to Investments in Publicly Traded REITs

The Fund’s investments in the securities of publicly traded REITs will be subject to a variety of risks affecting those REITs directly. Share prices of publicly traded REITs may decline because of adverse developments affecting the real estate industry and real property values, including supply and demand for properties, the economic health of the country or of different regions, the strength of specific industries that rent properties and interest rates. REITs often invest in highly leveraged properties. Returns from REITs, which typically are small or medium capitalization stocks, may trail returns from the overall stock market. In addition, changes in interest rates may hurt real estate values or make REIT shares less attractive than other income-producing investments. REITs are also subject to heavy cash flow dependency and defaults by borrowers and tenants.

Risks Relating to Commercial Mortgage-Backed Securities

The Fund expects to invest a portion of its assets in pools or tranches of CMBS. CMBS are securities that evidence interests in, or are secured by, a single commercial mortgage loan or a pool of commercial mortgage loans. The collateral underlying CMBS generally consists of commercial mortgages on real property that has a multifamily or commercial use, such as retail space, office buildings, warehouse property and hotels.

In a rising interest rate environment, the value of CMBS may be adversely affected when payments on underlying mortgages do not occur as anticipated, resulting in the extension of the security’s effective maturity and the related increase in interest rate sensitivity of a longer-term instrument. The value of CMBS may also change due to shifts in the market’s perception of issuers and regulatory or tax changes adversely affecting the mortgage securities market as a whole. In addition, CMBS are subject to the credit risk associated with the performance of the underlying mortgage properties.

The securitization process that CMBS go through may also result in additional risks. Generally, CMBS are issued in classes similar to mortgage loans. To the extent that we invest in a subordinate class, we will be paid interest only to the extent that there are funds available after paying the senior classes. To the extent the collateral pool includes delinquent loans, subordinate classes will likely not be fully paid and may not be paid at all. Subordinate CMBS are also subject to greater credit risk than those CMBS that are more highly rated. Further, the ratings assigned to any particular class of CMBS may not ultimately prove to be accurate. Thus, any particular class of CMBS may be riskier and more volatile than the rating assigned to such security, which may result in the returns on any such CMBS investment to be less than anticipated.

FORUM REAL ESTATE INCOME FUND Notes to the Financial Statements (Continued) June 30, 2023 (Unaudited)
7. RISKS AND UNCERTAINTIES – (Continued)

Risks Relating to Subordinated Debt Investments

To the extent that the Fund acquires subordinated or “mezzanine” debt investments, the Fund does not anticipate having absolute control over the underlying collateral because the Fund will be dependent on third-party borrowers and agents and will have rights that are subordinate to those of senior lenders. The Fund’s subordinated or mezzanine debt interests may be in real estate companies and real estate-related companies and properties whose capital structures may have significant leverage ranking ahead of the Fund’s investment. While the Adviser anticipates that the Fund’s investments will usually benefit from the same or similar financial and other covenants as those enjoyed by the leverage ranking ahead of the Fund and will usually benefit from cross default provisions, some or all of such terms may not be part of particular investments. The Adviser anticipates that the Fund’s usual security for these types of investments will be pledges of ownership interests, directly and/or indirectly, in a property-owning entity, and in many cases the Fund may not have a mortgage or other direct security interest in the underlying real estate assets. Moreover, it is likely that the Fund will be restricted in the exercise of its rights in respect of these types of investments by the terms of subordination agreements between it and the leverage ranking ahead of the Fund’s capital.

Accordingly, the Fund may not be able to take the steps necessary to protect its investments in a timely manner or at all and there can be no assurance that the rate of return objectives of the Fund or any particular investment will be achieved. To protect its original investment and to gain greater control over the underlying assets, the Fund may need to elect to purchase the interest of a senior creditor or take an equity interest in the underlying assets, which may require additional investment by the Fund.

Risks Relating to Mezzanine Loans

The mezzanine loans in which the Fund may invest may include loans secured by one or more direct or indirect ownership interests in a company, partnership or other entity owning, operating or controlling, directly or through subsidiaries or affiliates, one or more properties. Although not secured by the underlying real estate, mezzanine loans share certain of the characteristics of subordinate loan interests described above. It is expected that the properties owned by such entities are or will be subject to existing mortgage loans and other indebtedness. As with subordinate commercial mortgage loans, repayment of a mezzanine loan is dependent on the successful operation of the underlying properties and, therefore, is subject to similar considerations and risks, including certain of the considerations and risks described herein. Mezzanine loans may also be affected by the successful operation of other properties, the interests in which are not pledged to secure the mezzanine loan. The entity ownership interests securing the mezzanine loans may represent only partial interests in the related real estate company and may not control either the related real estate company or the underlying property. As a result, the effective realization on the collateral securing a mezzanine loan in the event of default may be limited.

Mezzanine loans may also involve certain additional considerations and risks. For example, the terms of mezzanine loans may restrict transfer of the interests securing such loans (including an involuntary transfer upon foreclosure) or may require the consent of the senior lender or other members or partners of or equity holders in the related real estate company, or may otherwise prohibit a change of control of the related real estate company. These and other limitations on realization on the collateral securing a mezzanine loan or the practical limitations on the availability and effectiveness of such a remedy may affect the likelihood of repayment in the event of a default.

FORUM REAL ESTATE INCOME FUND Notes to the Financial Statements (Continued) June 30, 2023 (Unaudited)
7. RISKS AND UNCERTAINTIES – (Continued)

Risks Relating to Commercial Mortgage Loans

Commercial mortgage loans have certain distinct risk characteristics. Mortgage loans on commercial properties generally lack standardized terms, which may complicate their structure and increase due diligence costs. Commercial mortgage loans also tend to have shorter maturities than single-family residential mortgage loans and are generally not fully amortizing, which means that they may have a significant principal balance or “balloon” payment due on maturity. Mortgage loans with a balloon payment involve a greater risk to a lender than fully amortizing loans because the ability of a borrower to make a balloon payment typically will depend upon its ability either to fully refinance the loan or to sell the property securing the loan at a price sufficient to permit the borrower to make the balloon payment. The ability of a borrower to effect a refinancing or sale will be affected by a number of factors, including the value of the property, the level of available mortgage rates at the time of sale or refinancing, the borrower’s equity in the property, the financial condition and operating history of the property and the borrower, tax laws, prevailing economic conditions and the availability of credit for loans secured by the specific type of property.

Commercial mortgage loans generally are non-recourse to borrowers. In the event of foreclosure on a commercial mortgage loan, the value at that time of the collateral securing the mortgage loan may be less than the principal amount outstanding on the mortgage loan and the accrued but unpaid interest thereon.

General Risks of Direct Investments in Real Estate

To a lesser degree, the Fund may invest in equity ownership interests in real estate as part of its investment strategy, including through the Workout process described above. The yields available from equity investments in real estate depend on the amount of income earned and capital appreciation generated by a property, as well as the expenses incurred in connection therewith. Accordingly, the performance of these investments is subject to the risks affecting cash flow, expenses, capital appreciation, and, to the extent the investments are leveraged, the risks incident to borrowing funds, including risks associated with changes in the general economic climate, changes in the overall real estate market, local real estate conditions, the financial condition of tenants, buyers and sellers of properties, supply of or demand for competing properties in an area, technological innovations that dramatically alter space and demand requirements, the availability of financing, changes in interest rates and mortgage availability, inflation, inventory availability and demand, taxes, competition based on rental rates, energy and supply shortages, various uninsured and uninsurable risks, government regulations, environmental laws and regulations, zoning laws, environmental claims arising in respect of real estate acquired with undisclosed or unknown environmental problems or as to which inadequate reserves had been established, changes in the relative popularity of property types and locations, risks due to dependence on cash flow and risks and operating problems arising out of the presence of certain construction materials, force majeure, acts of war (declared and undeclared), terrorist acts, strikes and other factors which are beyond the control of the Fund. In addition, rising interest rates could make alternative interest-bearing and other investments more attractive and, therefore, potentially lower the relative value of any existing real estate investments. Furthermore, there can be no assurance that there will be tenants for the Fund’s properties.

FORUM REAL ESTATE INCOME FUND Notes to the Financial Statements (Continued) June 30, 2023 (Unaudited)

8. CAPITAL STOCK

The minimum initial investment for the Founders Shares is $25,000,000 and $10,000 for the Class I Shares . The minimum subsequent investment is $5,000 for the Founders Shares and $1,000 for the Class I Shares, except for purchases pursuant to the dividend reinvestment policy. The Fund reserves the right to waive investment minimums. The Fund’s shares are offered for sale on a continuous basis at the net asset value (“NAV”) per share calculated on each regular business day, which is any day the New York Stock Exchange is open for business.

As an interval fund, the Fund has adopted a fundamental policy requiring it to make quarterly repurchase offers pursuant to Rule 23c-3 of the 1940 Act. Each quarterly repurchase offer will be for at least 5% and up to 25% of the Fund’s shares at NAV. Although the policy permits repurchases of between 5% and 25% of the Fund’s outstanding shares, for each quarterly offer, the Fund expects to offer to repurchase 5% of the Fund’s outstanding shares at the applicable NAV per share, subject to approval by the Board. Written notification of each quarterly repurchase offer will be sent to shareholders at least 21 and no more than 42 calendar days before the repurchase request deadline (i.e., the date by which shareholders can submit their request for their shares to be redeemed in response to a repurchase offer). During the period ended June 30, 2023, the Fund had repurchases, pursuant to Rule 23c-3 of the 1940 Act, in the amount of $2,718,804.

9. INCOME TAX INFORMATION AND DISTRIBUTIONS TO SHAREHOLDERS

The tax character of distributions paid during the period ended December 31, 2022, was as follows:

2022
Distributions paid from:
Ordinary income	$4,452,726
Capital gains	—
Total	$4,452,726

At December 31, 2022, the Fund had capital loss carryforwards of $542,132 which expire on December 31, 2027. The capital loss carryforwards will reduce the Fund’s taxable income arising from future net realized gain on investments, if any, to the extent permitted by the code and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax.

10. COMMITMENT AND CONTINGENCIES

The Fund is required to provide financial support in the form of investment commitments to certain investees as part of the conditions for entering into such investments. As of June 30, 2023, the Fund had unfunded commitments in the amount of $6,954,109.

11. SUBSEQUENT EVENTS

Subsequent events after the date of the Statement of Assets and Liabilities have been evaluated through the date the financial statements were issued. Management has concluded that there is no impact requiring adjustment or disclosure in the financial statements.

On July 28, 2023, the Fund paid a distribution to shareholders of record on July 27, 2023 in the amount of $0.0673 per share for Founders Shares and $0.0667 per share for Class I Shares.

FORUM REAL ESTATE INCOME FUND Expense Example For the Six Months Ended June 30, 2023 (Unaudited)

As a shareholder of the Forum Real Estate Income Fund, you incur ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from through January 1, 2023 through June 30, 2023.

Actual Expenses

The “Actual” columns in the table below provide information about actual account values and actual expenses. You may use the information below together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The “Hypothetical” columns in the table below provide information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, as well as other charges and expenses of the insurance contract, or separate account. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

The Funds’ expenses shown do not reflect the charges and expenses of the insurance company separate accounts and if such expenses were included the costs would have been higher.
		Fund’s Annualized Expense Ratio	Beginning Account Value 1/1/2023	Ending Account Value 6/30/23	Expenses Paid During Period*
Founders Share Class	Actual Performance	1.80%	$1,000.00	$1,047.10	$9.14
	Hypothetical (5% return before expenses)	1.80%	$1,000.00	$1,015.87	$9.00

FORUM REAL ESTATE INCOME FUND Expense Example (Continued) For the Six Months Ended June 30, 2023 (Unaudited)
		Fund’s Annualized Expense Ratio	Beginning Account Value 2/22/2023**	Ending Account Value 6/30/23	Expenses Paid During Period
Class I Shares	Actual Performance	1.90%	$1,000.00	$1,013.90	$6.76***
	Hypothetical (5% return before expenses)	1.90%	$1,000.00	$1,015.37	$9.49****

____________

*         Actual Expenses Paid During Period are equal to the Class’s annualized expense ratio, multiplied by the average account value over the period, multiplied by the number of days in the period (181) divided by the number of days in the fiscal year (365).

**        The Class I Shares inception date was February 22, 2023.

***      Actual Expenses Paid During Period are equal to the Class’s annualized expense ratio, multiplied by the average account value over the period and multiplied by 129/365 (to reflect the period beginning with the commencement of operations).

****     Hypothetical Expenses Paid During Period are equal to the Class’s annualized expense ratio, multiplied by the average account value over a six month “hypothetical” period and multiplied by 181/365 (January 1, 2023 through June 30, 2023).

Forum Real Estate Income Fund

PRIVACY NOTICE (Unaudited)

The Forum Real Estate Income Fund (the “Fund”, “we”, “our”, “us”) respects your right to privacy. We are committed to maintaining the confidentiality and integrity of nonpublic personal information. We want our investors and prospective investors to understand what information we collect and how we use it. “Nonpublic personal information” is defined as personally identifiable information about you. We do not sell your personal information, and we do not disclose it to anyone except as permitted or required by law or as described in this notice.

CONFIDENTIALITY & SECURITY

We take our responsibility to protect the privacy and confidentiality of investors’ and prospective investors’ information very seriously. We maintain appropriate physical, electronic, and procedural safeguards to guard nonpublic personal information. Our network is protected by firewall barriers, encryption techniques, and authentication procedures, among other safeguards, to maintain the security of your information. We provide this Privacy Notice to investors at the start of new relationships and annually after that. We continue to adhere to the practices described herein after investors’ accounts close. Furthermore, vendors with access to nonpublic personal information undergo an annual due diligence verification process to ensure their informational safeguards adhere to our strict standards.

WHY WE COLLECT YOUR INFORMATION

The Forum Real Estate Income Fund gathers information about our investors and their accounts to (1) know investors’ identities and thereby prevent unauthorized access to confidential information; (2) design and improve the products and services we offer to investors; and (3) comply with the laws and regulations that govern us.

HOW WE PROTECT YOUR INFORMATION

To fulfill our privacy commitment for prospective, current, and former investors, the Forum Real Estate Income Fund has safeguards in place to protect nonpublic personal information. Safeguards include, but are not limited to:

•               Policies and procedures to protect your nonpublic information and comply with federal and state regulations; and

•               Contractual agreements with third-party service providers to protect your nonpublic personal information.

FORUM REAL ESTATE INCOME FUND Privacy Notice (Unaudited) (Continued)

INFORMATION WE COLLECT

The Forum Real Estate Income Fund is required by industry guidelines to obtain personal information about you in providing investment management services to you. We use this information to manage your account, direct your financial transactions, and provide you with valuable information about the assets we manage for you. We gather information from documents you provide to us, forms that you complete, and personal interviews. This information may include:

•        Your name, address, and social security number;

•        Proprietary information regarding your beneficiaries;

•        Information regarding your earned wages and other sources of income;

•        The composition and value of your managed portfolio;

•        Historical information we receive and maintain relating to transactions made on your behalf by the Forum Real Estate Income Fund, your custodian, or others;

•        Information we receive from your institutional financial advisor, investment consultant, or other financial institutions with whom the Forum Real Estate Income Fund has a relationship and/or with whom you may be authorized us to gather and maintain such information.

SHARING INFORMATION WITH NON-AFFILIATED THIRD PARTIES

We only disclose nonpublic investor information to non-affiliated third parties (e.g. investor’s custodian or broker) without prior investor consent when we believe it necessary to conduct our business or as required or permitted by law such as:

•        If you request or authorize the disclosure of the information;

•        To provide investor account services or account maintenance;

•        To respond to regulatory authorities, a subpoena or court order, judicial process, or law enforcement;

•        To perform services for the Fund, or on its behalf, to maintain business operations and services;

•        To help us to prevent fraud;

•        With attorneys, accountants, and auditors of the Fund;

•        To comply with federal, state, or local laws, rules, and other applicable legal requirements.

We do not sell your information and do not make any disclosure of investor nonpublic personal information to other companies who may want to sell their products or services to you.

OPT-OUT NOTICE

If, at any time in the future, it is necessary to disclose any investor personal information in a way that is inconsistent with this notice, the Forum Real Estate Income Fund will provide you with proper advanced notice of the proposed disclosure so that you will have the opportunity to either opt-in or opt-out of such disclosure, as required by applicable law.

If you have any questions about this Privacy Notice, please contact the Forum Real Estate Income Fund at 303-501-8860.

FORUM REAL ESTATE INCOME FUND Additional Information (Unaudited)

PROXY VOTING POLICY

A description of the policies and procedures that the Fund uses to vote proxies relating to portfolio securities is available without charge upon request by calling toll-free 1-303-501-8860, or on the SEC’s website at www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the period ended June 30 are available without charge upon request by calling toll-free 1-303-501-8860, or on the SEC’s website at www.sec.gov.

PORTFOLIO HOLDINGS

The Fund will file its complete listing of portfolio holdings with the SEC as of the end of the first and third quarters of each fiscal year as an exhibit to Form N-PORT. These filings will be available upon request by calling 1-303-501-8860. Furthermore, you may obtain a copy of the filings on the SEC’s website at www.sec.gov.

DIVIDEND REINVESTMENT

Unless a shareholder is ineligible or otherwise elects, all distributions of dividends (including capital gain dividends) with respect to a class of shares will be automatically reinvested by the Fund in additional shares of the corresponding class, which will be issued at the net asset value per share determined as of the ex-dividend date. Election not to reinvest dividends and to instead receive all dividends and capital gain distributions in cash may be made by contacting the Fund’s administrator at UMB Bank, n.a., 1010 Grand Boulevard, Kansas City, Missouri 64106.

This report has been prepared for the general information of the shareholders. It is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus. The Fund’s prospectus contains more complete information about the objectives, policies, expenses and risks of the Fund. The Fund is not a bank deposit, not FDIC insured and may lose value. Please read the prospectus carefully before investing or sending money.

INVESTMENT ADVISER
Forum Capital Advisors, LLC
240 Saint Paul Street, Suite 400
Denver, Colorado 80206

INVESTMENT SUB-ADVISER
Janus Henderson Investors US LLC
151 Detroit Street
Denver, CO 80206

ADMINISTRATOR
UMB Fund Services
235 W. Galena Street
Milwaukee, WI 53212

INDEPENDENT TRUSTEE
AND FUND COUNSEL
Ropes & Gray
191 North Wacker Drive, 32nd Floor
Chicago, IL 60606-4302

INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM
CohnReznick LLP
1 S. Wacker Drive, Suite 3550
Chicago, Illinois 60606

CUSTODIAN UMB Bank, n.a. 1010 Grand Boulevard Kansas City, Missouri 64106 DISTRIBUTOR Foreside Financial Services, LLC Three Canal Plaza, Suite 100 Portland, Maine 04101

(b)    There were no notices transmitted to stockholders in reliance on Rule 30e-3 under the Investment Company Act of 1940, as amended, that contained disclosures specified by paragraph (c)(3) of that rule.

Item 2. Code of Ethics

Not applicable to semi-annual reports.

Item 3. Audit Committee Financial Expert

Not applicable to semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable to semi-annual reports.

Item 5. Audit Committee of Listed Registrants

Not applicable to semi-annual reports.

Item 6. Schedule of Investments

(a)     Included as part of the report to shareholders filed under Item 1 of this Form N-CSR.

(b)    Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable to semi-annual reports.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

(a)(1) Portfolio Managers

All information included in this item is as of June 30, 2023, unless otherwise noted.

Pat Brophy

Pat Brophy has been the Fund’s Portfolio Manager since the Fund’s inception and is responsible for day-to-day management of the Fund’s investment portfolio along with Neil Shah. He has nearly 30 years of wide-ranging experience in real estate and financial services. Prior to joining Forum Capital Advisers (the “Adviser”), Mr. Brophy managed the Global Real Estate Strategy at Janus Henderson Investors US LLC (the “Sub-Adviser”). Prior to joining the Sub-Adviser in 2005, he was a Principal/Partner at THK Associates, Inc., a Denver-based market economics and land-planning firm. His expertise is in economic analysis, real estate valuation, property development and acquisition strategies. He received his B.A. in history from Dartmouth College. Mr. Brophy is a member of the Fund’s Investment Committee.

Neil Shah

Neil Shah was appointed as the Fund’s Portfolio Manager on April 3, 2023 and is responsible for day-to-day management of the Fund’s investment portfolio along with Pat Brophy. He has more than 12 years of experience in commercial real estate finance, with a focus on CMBS, multifamily credit, and multifamily credit risk transfer programs. Prior to joining the Adviser, Mr. Shah was Director of Capital Markets & Trading at Systima Capital Management and held prior roles at Greystone and Goldman Sachs. Mr. Shah received his bachelor’s degrees in Mathematics, Economics and Finance from Indiana University and a Master of Science in Finance and Economics from the London School of Economics and Political Science.

(a)(2) Other Accounts Managed by Portfolio Manager

The following tables provide information about portfolios and accounts, other than the Registrant, for which the portfolio managers are primarily responsible for the day-to-day portfolio management as of June 30, 2023:

Name	Type of Accounts	Total Number of Accounts Managed	Total Assets	Number of Accounts Managed for Which Advisory Fees is Based on Performance	Total Assets for Which Advisory Fees is Based on Performance
Pat Brophy	Registered Investment Companies	0	$0	0	$0
	Other Pooled Investment Vehicles	0	$0	0	$0
	Other Accounts	0	$0	0	$0
Name	Type of Accounts	Total Number of Accounts Managed	Total Assets	Number of Accounts Managed for Which Advisory Fees is Based on Performance	Total Assets for Which Advisory Fees is Based on Performance
Neil Shah	Registered Investment Companies	0	$0	0	$0
	Other Pooled Investment Vehicles	0	$0	0	$0
	Other Accounts	0	$0	0	$0

(a)(3) Compensation of Portfolio Managers and Potential Conflicts of Interest

Compensation of the Portfolio Manager:    The Portfolio Managers receive fixed annual base compensation. They also receive an annual discretionary bonus that varies based upon the achievement of specific goals, which are typically with respect to total firm growth, production of investment ideas/research, as well as delivery of quality client service.

Potential Conflicts of Interest:    The Adviser and the Sub-Adviser may provide investment advisory and other services, directly and through affiliates, to various entities and accounts other than the Fund. The Fund has no interest in these activities. The Adviser, the Sub-Adviser, and the investment professionals, who on behalf of the Adviser or the Sub-Adviser, provide investment advisory services to the Fund, are engaged in substantial activities other than on behalf of the Fund, may have differing economic interests in respect of such activities, and may have conflicts of interest in allocating their time and activity between the Fund and the Adviser Accounts or other accounts of the Sub-Adviser. Such persons devote only so much time to the affairs of the Fund as in their judgment is necessary and appropriate.

In addition, the Adviser may earn additional fees or reimbursement of expenses from certain borrowers in connection with the structuring of certain investments negotiated by the Adviser or its affiliates. While such are not borne directly or indirectly by the Fund nor will its returns be directly or indirectly impacted by such payments, the receipt of such fees could create a conflict of interest with the Adviser.

(a)(4) Dollar Range of Securities Owned as of June 30, 2023

Portfolio Manager	Dollar Range of the Registrant’s Securities owned by the Portfolio Manager
Pat Brophy	Over $100,000
Neil Shah	$50,001 – $100,000

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

There were no purchases made by or on behalf of the registrant or any “affiliated purchaser,” as defined in Rule 10b-18(a)(3) under the Exchange Act (17 CFR 240.10b-18(a)(3)), of shares or other units of any class of the registrant’s equity securities that is registered by the registrant pursuant to Section 12 of the Exchange Act (15 U.S.C. 781).

There were no purchases that do not satisfy the conditions of the safe harbor of Rule 10b-18 under the Exchange Act (17 CFR 240.10b-18), made in the period covered by this report.

Item 10. Submission of Matters to a Vote of Security Holders

None to be reported.

Item 11. Controls and Procedures

(a)     The Registrant’s principal executive officer and principal financial officer have reviewed the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service providers.

(b)    There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that materially affected, or were reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

The Fund has not engaged in Security Lending Activities.

Item 13. Exhibits

(a)     (1)     Code of Ethics. Not applicable to semi-annual reports.

(2)    Certifications of the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) of the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(3)    Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable.

(4)    Change in the registrant’s independent public accountant. Not applicable

(b)    Certification of the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(b) of 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002. Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant	Forum Real Estate Income Fund
By:	/s/ Michael Bell
Title:	Michael Bell, President and Chief Executive Officer
Date:	September 1, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Michael Bell
Title:	Michael Bell, President and Chief Executive Officer
Date:	September 1, 2023
By:	/s/ Derek Mullins
Title:	Derek Mullins, Principal Financial Officer/Treasurer
Date:	September 1, 2023